FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial assets
Balance, beginning of period	$ 7,068
Balance, end of period	7,004	$ 7,068
Level 3
Financial assets
Balance, beginning of period	2,060	1,682
Acquisitions	61	553
Dispositions	(178)	(88)
Fair value gains, net and OCI	(25)	366
Other	0	(453)
Balance, end of period	$ 1,918	$ 2,060